Standards Issued But Not Yet effective	12 Months Ended
Dec. 31, 2022
Standards Issued But Not Yet effective [Abstract]
Standards issued but not yet effective

28. Standards issued but not yet effective

The new and amended standards that are issued, but not yet effective, up to the date of issuance of the Group’s financial statements are disclosed below. The Group intends to adopt these new and amended standards, if applicable, when they become effective.

Amendments to IFRS 10 and IAS 28 (2011)	Sale or Contribution of Assets between an Investor and its Associate or Joint Venture[2]
Amendments to IFRS 17	Initial Application of IFRS 17 and IFRS 9 – Comparative Information[1]
Amendments to IAS 1	Classification of Liabilities as Current or Non-curren[1]
Amendments to IAS 1 and	Disclosure of Accounting Policies[1]
Amendments to IAS 8	Definition of Accounting Estimate[1]
Amendments to IAS 12	Deferred Tax related to Assets and Liabilities arising from a Single Transaction[1]

1.	Effective for annual periods beginning on or after 1 January 2023

2.	No mandatory effective date yet determined but available for adoption

The adoption of the above new and amended standards and interpretations are not expected to have a material impact on the Group’s financial statements.